Vanguard Target Retirement 2045 Fund

Schedule of Investments (unaudited)
As of June 30, 2019

		Market
		Value
	Shares	($000)
Investment Companies (100.2%)
U.S. Stock Fund (54.1%)
Vanguard Total Stock Market Index Fund Investor Shares	193,749,238	14,145,632

International Stock Fund (36.0%)
Vanguard Total International Stock Index Fund Investor Shares	555,626,714	9,406,760

U.S. Bond Fund (7.1%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	170,382,054	1,855,461

International Bond Fund (3.0%)
Vanguard Total International Bond Index Fund Investor Shares	67,602,743	773,375
Total Investment Companies (Cost $18,322,054)		26,181,228
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 2.499% (Cost $7,747)	77,464	7,748
Total Investments (100.2%) (Cost $18,329,801)		26,188,976
Other Assets and Liabilities-Net (-0.2%)		(45,317)
Net Assets (100%)		26,143,659
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York
Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B.Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

At June 30, 2019, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

Target Retirement 2045 Fund

C. Transactions during the period in affiliated underlying Vanguard funds were as follows:

					Current Period Transactions
	Sept. 30,		Proceeds					June 30,
	2018		from	Realized	Change in		Capital Gain	2019
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund

	6	NA1	NA1	(2)	1	128	—	7,748
Vanguard Total Bond Market II Index Fund

	1,723,362	414,886	375,437	(7,100)	99,750	37,362	—	1,855,461
Vanguard Total International Bond Index Fund

	711,242	104,288	78,362	(398)	36,605	18,954	—	773,375
Vanguard Total International Stock Index Fund

	8,735,702	1,008,338	140,320	506	(197,466)	211,836	—	9,406,760
Vanguard Total Stock Market Index Fund

	13,160,195	1,117,818	252,984	346	120,257	176,912	—	14,145,632
Total	24,330,507	2,645,330	847,103	(6,648)	59,147	445,192	—	26,188,976
1 Not applicable—purchases and sales are for temporary cash investment purposes.